Employee Benefit Plan (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Employer Contribution on employee benefit plan	$ 0.6	$ 0.3	$ 0.3
First Four Percent Of Employee Pre Tax Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution rate as a percentage of employee contribution	25.00%
Percentage contribution from employees	4.00%
Second Two Percent Of Employee Pre Tax Contribution [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution rate as a percentage of employee contribution				50.00%
Second Two Percent Of Employee Pre Tax Contribution [Member] | Subsequent Event [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage contribution from employees				2.00%
Second Two Percent Of Employee Pre Tax Contribution [Member] | Subsequent Event [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage contribution from employees				6.00%